Janus Henderson U.S. Dividend Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 100.0%
Aerospace & Defense – 2.0%
General Dynamics Corp	1,761	$457,279
Air Freight & Logistics – 2.3%
United Parcel Service Inc	3,274	514,771
Banks – 7.5%
Bank of America Corp	15,928	536,296
JPMorgan Chase & Co	5,416	921,262
US Bancorp	5,302	229,470
		1,687,028
Beverages – 3.4%
Coca-Cola Co	4,469	263,358
PepsiCo Inc	2,965	503,576
		766,934
Biotechnology – 4.9%
AbbVie Inc	2,642	409,431
Gilead Sciences Inc	8,469	686,074
		1,095,505
Capital Markets – 8.5%
Charles Schwab Corp	4,161	286,277
CME Group Inc	3,927	827,026
Goldman Sachs Group Inc	890	343,335
Morgan Stanley	4,980	464,385
		1,921,023
Chemicals – 1.7%
Air Products & Chemicals Inc	1,365	373,737
Commercial Services & Supplies – 1.5%
Waste Management Inc	1,831	327,932
Communications Equipment – 2.0%
Cisco Systems Inc	9,042	456,802
Consumer Finance – 1.9%
American Express Co	2,273	425,824
Electrical Equipment – 0.8%
Rockwell Automation Inc	575	178,526
Energy Equipment & Services – 1.3%
Schlumberger Ltd	5,766	300,063
Food & Staples Retailing – 4.1%
Sysco Corp	8,836	646,177
Target Corp	1,926	274,301
		920,478
Food Products – 1.7%
Hershey Co	2,027	377,914
Health Care Equipment & Supplies – 5.3%
Abbott Laboratories	4,537	499,387
Medtronic PLC	8,441	695,369
		1,194,756
Health Care Providers & Services – 2.1%
UnitedHealth Group Inc	910	479,088
Hotels, Restaurants & Leisure – 4.2%
McDonald's Corp	1,589	471,154
Starbucks Corp	4,919	472,273
		943,427
Household Products – 4.1%
Colgate-Palmolive Co	4,478	356,941
Procter & Gamble Co	3,803	557,292
		914,233
Industrial Conglomerates – 1.3%
Honeywell International Inc	1,383	290,029
Information Technology Services – 5.7%
Accenture PLC	1,136	398,634
International Business Machines Corp	5,452	891,675
		1,290,309
Insurance – 3.3%
Marsh & McLennan Cos Inc	1,663	315,089
Travelers Cos Inc	2,240	426,698
		741,787
Machinery – 2.5%
Cummins Inc	1,247	298,744
Illinois Tool Works Inc	1,032	270,322
		569,066

Shares		Value
Common Stocks– (continued)
Media – 3.0%
Comcast Corp - Class A	15,365	$673,755
Oil, Gas & Consumable Fuels – 5.9%
Chevron Corp	4,696	700,455
ConocoPhillips	5,362	622,367
		1,322,822
Pharmaceuticals – 2.0%
Merck & Co Inc	4,082	445,020
Professional Services – 2.6%
Paychex Inc	4,898	583,401
Semiconductor & Semiconductor Equipment – 9.0%
Broadcom Inc	388	433,105
Lam Research Corp	528	413,561
NXP Semiconductors NV	2,367	543,652
Texas Instruments Inc	3,808	649,112
		2,039,430
Software – 1.9%
Oracle Corp	4,106	432,895
Specialty Retail – 2.0%
Home Depot Inc	1,329	460,565
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc - Class B	3,153	342,321
Total Common Stocks (cost $21,087,232)		22,526,720
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $251)	251	251
Total Investments (total cost $21,087,483) – 100.0%		22,526,971
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(1,664)
Net Assets – 100%		$22,525,307

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$1,511	$(5)	$(12)	$251

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	165,317	1,297,837	(1,462,886)	251

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$22,526,720	$-	$-
Investment Companies	-	251	-
Total Assets	$22,526,720	$251	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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